Financial expenses	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Financial expenses	Financial expenses
The following table summarizes our financial expenses for the six months ended June 30, 2025 and 2024, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Interest expense, net of capitalized interest (1)	$35,197	$56,508
Loss on extinguishment of debt and write-off of deferred financing fees (2)	2,103	8,072
Amortization of deferred financing fees (3)	3,601	5,700
Accretion of premiums and discounts on debt assumed in historical acquisitions (4)	25	41
Total financial expenses	$40,926	$70,321

(1)    The decrease in interest expense, net of capitalized interest, for the six months ended June 30, 2025, was attributable to a reduction in our average debt as a result of our focus on deleveraging given the cash flows generated from the strong market conditions that began in 2022. Our average indebtedness decreased to $962.8 million during the six months ended June 30, 2025, as compared to $1.4 billion during the six months ended June 30, 2024.
(2)    The loss on extinguishment of debt and write-off of deferred financing fees during the six months ended June 30, 2025 include (i) $0.9 million of write-offs of deferred financing fees, and (ii) $1.2 million in costs related to the extinguishment of debt during the period.
The loss on extinguishment of debt and write-off of deferred financing fees during the six months ended June 30, 2024 include (i) $5.8 million of write-offs of deferred financing fees, and (ii) $2.3 million in costs related to the extinguishment of debt during the period.
(3)    The decrease in amortization of deferred financing fees for the six months ended June 30, 2025 as compared to the six months ended June 30, 2024 is a result of the repayment of facilities.
(4)    The decrease in accretion of premiums and discounts on debt assumed in historical acquisitions for the six months ended June 30, 2025 as compared to the six months ended June 30, 2024 is a result of the repayment of facilities.